Note 54 Annual variable remuneration (AVR) Senior management (Details) - Senior management [Member] - EUR (€) € in Thousands	Dec. 31, 2025 [1]	Dec. 31, 2024 [2]
Annual variable remuneration senior management [Line Items]
Annual variable remuneration senior management in cash	€ 2,281	€ 2,266
Annual variable remuneration senior management in shares	112,500,000	235,016,000

[1]
(1) Upfront Portion of the Annual Variable Remuneration, which represents the first payment of the 2025 Short-Term Incentive and will be paid during the first quarter of 2026 financial year, in equal parts in cash and BBVA shares. The remaining amount of the 2025 Annual Variable Remuneration (which includes the 2025 Long-Term Incentive) will be deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2025 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.

[2]
(2) Upfront Portion of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2024 and which was paid in 2025, in equal parts in cash and BBVA shares. The remaining amount of the 2024 Annual Variable Remuneration (which includes the 2024 Long-Term Incentive) was deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares). The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2024 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.